Marketable Securities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	$ 335	$ 334	$ 57
U.S.Treasury Bonds [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities	$ 335	$ 334
Weighted average maturity period	4 years 3 months 18 days
Aggregate amortized cost basis of securities	$ 332
Corporate Bonds [Member]
Financing Receivable, Recorded Investment [Line Items]
Marketable securities			$ 57
Securities maturity year	2014